Share-based Payments Arrangement - SENAO's Outstanding Stock Options (Detail) - Senao International Co., Ltd. (SENAO) [Member]	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	5,926,000	6,587,000	7,787,000
Number of options, Options forfeited	(608,000)	(661,000)	(1,200,000)
Number of options, Options outstanding at end of the year	5,318,000	5,926,000	6,587,000
Number of options, Options exercisable at end of the year	5,318,000	5,926,000	4,947,000
Weighted-average exercise price, Options outstanding at beginning of the year	$ 70.70	$ 76.10	$ 81.40
Weighted-average exercise price, Options outstanding at end of the year	66.20	70.70	76.10
Weighted-average exercise price, Options exercisable at end of the year	$ 66.20	$ 70.70	$ 76.10